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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [_]; Amendment Number: ____________

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
             This Amendment (Check only one): [_] is a restatement.
                                              [_] adds new holdings
                                              [_] entries.
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Institutional Investment Manager Filing this Report:

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

                   Name:    David A. Charnes

                   Address: CSX Capital Management, Inc.
                            901 East Cary Street, Suite 1600
                            Richmond, VA 23219

                   Form 13F File Number:  28-3167
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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

                            Name:  David A. Charnes

                            Title: Vice President

                            Phone: (804) 782-6738
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Signature, Place, and Date of Signing

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
    /s/  DAVID A. CHARNES              Richmond, VA           September 23, 2002
-----------------------------
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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            37

Form 13F Information Table Value Total:  $118,969,869

List of Other Included Managers:                 None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          Form 13F INFORMATION TABLE

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
                                                                                                        Voting Authority Shares
                                                                                                        -----------------------
                                                                 Shares or Share/ PUT/  Invest.   Other
      Name of Issuer        Title of Class   CUSIP      Value    Prin Amt   PRN   CALL Discretion Mgrs.   Sole      Shared None
      --------------        -------------- --------- ----------- --------- ------ ---- ---------- ----- ---------   ------ ----
GENUINE PT CO..............     Common     372460-10   2,894,210    83,000                Sole             83,000
CHUBB CORP.................     Common     171232-10   3,894,000    55,000                Sole             55,000
CATERPILLER INC COM........     Common     149123-10   3,916,000    80,000                Sole             80,000
ANDREW CORP COM............     Common     034425-10     716,120    50,000                Sole             50,000
INTL BUSINESS MACH CORP COM     Common     459200-10   3,312,000    46,000                Sole             46,000
SCHERING-PLOUGH CORP COM...     Common     806605-10   3,198,000   130,000                Sole            130,000
KIMBERLY-CLARK CORP........     Common     494368-10   4,030,000    65,000                Sole             65,000
PITNEY BOWES INC COM.......     Common     724479-10   4,369,200   110,000                Sole            110,000
BELLSOUTH CORP COM.........     Common     079860-10   3,402,000   108,000                Sole            108,000
MERCK & COMPANY............     Common     589331-10   3,544,800    70,000                Sole             70,000
FORTUNE BRANDS INC.........     Common     349631-10   3,080,000    55,000                Sole             55,000
HEWLETT-PACKARD CO.........     Common     428236-10   3,285,200   215,000                Sole            215,000
DOW JONES & CO INC COM.....     Common     260561-10   2,422,500    50,000                Sole             50,000
CHEVRON TEXACO CORP........     Common     166764-10   3,451,500    39,000                Sole             39,000
INTL PAPER CO COM..........     Common     460146-10   3,486,400    80,000                Sole             80,000
DUKE ENERGY CORP COM.......     Common     264399-10   3,110,000   100,000                Sole            100,000
V F CORP COM...............     Common     918204-10   3,921,000   100,000                Sole            100,000
WEYERHAEUSER CO............     Common     962166-10   4,150,250    65,000                Sole             65,000
GATX CORP..................     Common     361448-10   2,257,500    75,000                Sole             75,000
ELECTRA DATA SYS CORP COM..     Common     285661-10   2,414,750    65,000                Sole             65,000
DEERE & CO.................     Common     244199-10   3,927,800    82,000                Sole             82,000
EATON CORP.................     Common     278058-10   3,622,500    50,000                Sole             50,000
MORGAN J P CHASE & CO......     Common     46625H-10   4,240,000   125,000                Sole            125,000
NATL CY CORP...............     Common     635405-10   4,156,250   125,000                Sole            125,000
MARSH & MC LENNAN CO'S INC.     Common     571748-10   3,854,340    39,900                Sole             39,900
ROWAN CO INC COM...........     Common     779382-10   3,432,000   160,000                Sole            160,000
VERIZON COMMUNICATIONS COM.     Common     92343V-10   2,007,750    50,000                Sole             50,000
SBC COMMUNICATIONS INC.....     Common     78387G-10   3,294,000   108,000                Sole            108,000
ANHEUSER-BUSCH CO INC COM..     Common     035229-10   2,100,000    42,000                Sole             42,000
MAYTAG CORP COM............     Common     578592-10   3,433,325    80,500                Sole             80,500
CONOCO INC.................     Common     208251-30   3,753,000   135,000                Sole            135,000
EMERSON ELEC CO............     Common     291011-10   1,198,624    22,900                Sole             22,900
UTD TECHNOLOGIES CORP COM..     Common     913017-10   3,395,000    50,000                Sole             50,000
PPG IND INC COM............     Common     693506-10   3,342,600    54,000                Sole             54,000
BRISTOL MYERS SQUIBB CO COM     Common     110122-10   3,122,550   121,500                Sole            121,500
SOUTHTRUST CORP COM........     Common     844730-10   3,918,000   150,000                Sole            150,000
LINCOLN NATIONAL...........     Common     534187109   1,316,700    31,350                Sole             31,350
GRAND TOTAL................                          118,969,869 3,068,150                              3,068,150
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